Supplemental Cash Flow Information (Tables)	12 Months Ended
Oct. 31, 2023
Supplemental Cash Flow Information [Abstract]
Supplemental Information	The GIC is a 90-day cashable term deposit with an interest rate at 4.9%, as of October 31, 2023.
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022

Supplemental Information
Interest paid	$—	$—
Income taxes paid	—	—
Non-cash investing and financing activities
Shares issued to agent	$—	$36,635
Right-of-use assets recognized (Note 11)	—	319,521